Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023
Assets
Cash and due from banks	$ 1,958,034	$ 2,977,438		$ 2,272,088
Federal funds sold	13,064,000	7,495,000		9,503,000
Cash and cash equivalents	15,022,034	10,472,438		11,775,088
Interest bearing deposits held in other financial institutions	319,260	199,888		3,762,139
Debt securities available for sale	6,599,610	6,606,761
Debt securities available for sale				8,921,715
Debt securities held to maturity, at amortized cost (fair value $421,745 and $394,081)	501,490	510,276
Debt securities held to maturity, at amortized cost (fair value $378,046)				516,089
Loans, net of allowance of $1,642,056 and $1,797,116, respectively	176,155,458	183,447,633
Loans, net of allowance of $2,158,590 respectively				197,713,756
Interest receivable	532,670	597,768		612,724
Foreclosed assets (OREO), net	1,397,460	1,397,460		2,334,560
Investment in restricted stock, at cost	1,329,413	1,329,413		770,273
Cash surrender value life insurance	9,039,781	8,972,785		8,724,198
Premises and equipment, net	4,011,116	4,085,752		2,128,392
Deferred tax assets	510,585	580,340		486,916
Other assets	1,031,466	1,033,499		1,032,749
Total assets	216,450,343	219,234,013		238,778,599
Deposits
Non-interest bearing	23,148,856	25,936,461		26,180,842
Interest bearing	149,016,412	147,044,293		171,073,464
Total deposits	172,165,268	172,980,754
Federal Home Loan Bank (FHLB) advances	10,000,000	13,000,000		8,000,000
Other liabilities	2,697,828	1,958,475		2,244,775
Total liabilities	184,863,096	187,939,229		207,499,081
Stockholders' Equity
Preferred stock, $.01 par value, 5,000,000 shares authorized, none issued
Common stock, $.01 par value, 20,000,000 shares authorized, 2,140,412 and 2,157,497 shares issued and outstanding at June 30, 2024 and 2023	20,920	20,970		21,141
Additional paid-in capital	7,251,607	7,254,534		7,252,506
Retained earnings	25,698,588	25,523,681		25,577,300
Unearned ESOP shares, at cost	(742,873)	(751,613)		(786,572)
Accumulated other comprehensive loss	(640,995)	(752,788)		(784,857)
Total stockholders' equity	31,587,247	31,294,784	$ 31,457,381	31,279,518
Total liabilities and stockholders' equity	$ 216,450,343	$ 219,234,013		$ 238,778,599